Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share
Schedule of net profit (loss) for the year used for the basic and diluted earnings per share

	For the year ended December 31
in 000€	2023	2022	2021
Net profit (loss) attributable to ordinary equity holders of the parent for basic earnings	6,722	(2,123)	13,154
Net profit (loss) attributable to ordinary equity holders of the parent adjusted for the effect of dilution	6,722	(2,123)	13,154

Schedule of share data used in the basic and diluted earnings per share computations

	For the year ended December 31
in 000	2023	2022	2021
Weighted average number of ordinary shares for basic earnings per share	59,067	59,064	56,685
Effect of dilution:
Warrants	18	—	158
Weighted average number of ordinary shares adjusted for effect of dilution	59,085	59,064	56,843

Schedule of earnings per share

	For the year ended December 31
	2023	2022	2021
Earnings per share attributable to the owners of the parent
Basic	0.11	(0.04)	0.23
Diluted	0.11	(0.04)	0.23